CONSOLIDATED STATEMENTS OF OPERATIONS COMPREHENSIVE - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Income Statement [Abstract]
Net income for the period	$ 3,720,859	$ 34,275,443	$ 67,780,068	$ 81,812,031
Items that may be reclassified subsequently to the consolidated statement of operations:
Loss on marketable equity securities, net of tax of nil (Note 2)	0	(90,892)	0	(205,982)
Other comprehensive loss	0	(90,892)	0	(205,982)
Comprehensive income for the period	$ 3,720,859	$ 34,184,551	$ 67,780,068	$ 81,606,049